Other note - Additional Information (Detail) ₨ in Millions, £ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 GBP (£)	Mar. 31, 2021 INR (₨)
Statement [line items]
Assets write-downs (reversals)		₨ 96,061.1	£ 951.8
Restructuring costs		53,881.9	533.8
Provisions for redundancies and other third party obligations		53,122.9	£ 526.4
Defined benefit past service cost	$ 181.9	₨ 14,950.7		₨ (848.1)
Scenario plan [member] | Two Thousand and Thirty Six [Member]
Statement [line items]
Percentage of production of pure battery electric vehicles	100.00%	100.00%	100.00%
Jaguar Land Rover [Member]
Statement [line items]
Defined benefit past service cost		₨ 759.0	£ 7.5